INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 13:-	INCOME TAXES

a.	Loss before income taxes:

The following are the domestic and foreign components of the Company's loss before income taxes:

	Year ended December 31,
	2021	2020	2019

Domestic (Israel)	$(132,203)	$(152,335)	$(91,788)
Foreign	5,240	2,324	860

Total	$(126,963)	$(150,011)	$(90,928)

b.	Income taxes:

The following are the domestic and foreign components of the Company's income taxes:

	Year ended December 31,
	2021	2020	2019
Domestic (Israel)	$180	$243	$249
Foreign	2,151	1,949	434
Total	$2,331	$2,192	$683

c.	Tax rate reconciliation:

The reconciliation of the tax benefit at the Israeli statutory tax rate to the Company's income taxes is as follows:

	Year ended December 31,
	2021		2020		2019
	Tax	Rate	Tax	Rate	Tax	Rate

Theoretical tax benefit	$(29,201)	23%	$(34,503)	23%	(20,914)	23%
Increase (decrease) in tax rate due to:
Change in valuation allowance	15,039	(12)%	14,622	(10)%	10,562	(12)%
Share-based compensation	10,184	(8)%	8,324	(5)%	2,742	(3)%
Tax benefit relating to exercise of disqualified ISO	(3,069)	2%	-	0%	-	-
Initial public offering costs	(5,399)	4%	-	0%	-	-
Preferred technological enterprise	14,460	(11)%	16,757	(11)%	10,097	(11)%
Currency differences	18	0%	(2,998)	2%	(1,796)	2%
Other	299	0%	(10)	0%	(8)	0%
Effective tax	$2,331	(2)%	$2,192	(1)%	683

d.	Deferred taxes:

The principal components of the Company's deferred tax assets and liabilities as of December 31, 2021 and 2020 are as follows:

	As of December 31,
	2021	2020
Net operating loss carry forwards	$35,122	$27,148
Research and development	5,580	3,296
Initial public offering costs	3,600	-
Other temporary differences	2,577	1,414
Carryforward tax credits	867	601
Gross deferred tax assets	47,746	32,459
Valuation allowance	(47,143)	(32,104)
Total deferred tax assets	603	355
Deferred tax liabilities:
Depreciation and amortization	(603)	(355)
Deferred tax liabilities	$(603)	$(355)
Net deferred taxes	$-	$-

In assessing the ability to realize deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based on the available evidence, management believes that it is more likely than not that its deferred tax assets will not be realized and accordingly, a full valuation allowance has been provided. As of December 31, 2021, the Company has net operating loss carryforwards in Israel of $292,687 which may be carried forward indefinitely.

As of December 31, 2021, and 2020, the Company has not provided a deferred tax liability in respect of cumulative undistributed earnings relating to the Company's foreign subsidiaries, as the Company intends to keep these earnings permanently invested.

e.	Tax assessments:

As of December 31, 2021, the Company had open tax years for the periods between 2017 and 2021 in Israel and for the periods between 2018 and 2021 for the U.S. subsidiary.

f.	Basis of taxation:

Ordinary taxable income in Israel is subject to a corporate tax rate of 23% in 2021 and 2020. However, the effective tax rate payable by a company that derives may be considerably lower (as discussed below). Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence. Primarily, in 2020 and 2021, the Company's U.S. subsidiary is subject to tax rate of approximately 21%.

g.	The New Technological Enterprise Incentives Regime (Amendment 73 to the Investment Law)

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the 2017 Amendment") was published and was pending the publication of regulations, in May 2017 regulations were promulgated by the Finance Ministry to implement the "Nexus Principles" based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Following the publication of the regulations the 2017 Amendment became fully effective. According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. Any dividends distributed from income from the preferred technological enterprises will be subject to tax at a rate of 20%. The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a foreign corporate shareholder, would be subject to a 4% tax rate (if the percentage of foreign investors exceeds 90%).

The Company assessed the criteria for qualifying as a “Preferred Technological Enterprise,” status and concluded that the Company is eligible to the above-mentioned benefits. The Company is entitled to Preferred Technological Enterprise benefits starting 2019. The Company did not utilize any benefits associated with the Preferred Technological Enterprise in 2020 and 2021.